American Funds® International Vantage Fund
Investment portfolio
July 31, 2024
unaudited

Common stocks 95.38% Industrials 22.65%	Shares	Value (000)
Safran SA	261,721	$57,391
ABB, Ltd.	563,282	31,259
Airbus SE, non-registered shares	205,821	31,081
ITOCHU Corp.	604,500	31,036
SMC Corp.	56,100	27,423
RELX PLC	558,341	26,342
Epiroc AB, Class A	1,409,011	26,288
Mitsubishi Corp.	1,242,954	25,824
Daikin Industries, Ltd.	150,000	21,724
Hitachi, Ltd.	953,500	20,608
Rolls-Royce Holdings PLC[1]	3,415,548	19,703
Canadian National Railway Co.	115,159	13,330
Canadian National Railway Co. (CAD denominated)	54,230	6,278
DSV A/S	97,326	17,854
Recruit Holdings Co., Ltd.	295,100	16,866
BAE Systems PLC	996,454	16,634
TFI International, Inc. (CAD denominated)	96,749	15,060
MTU Aero Engines AG	36,684	10,387
Melrose Industries PLC	1,067,850	8,071
TOPPAN Holdings, Inc.	252,200	7,143
Marubeni Corp.	364,100	6,895
Nidec Corp.	106,000	4,703
ATS Corp.[1]	135,396	4,069
Ryanair Holdings PLC (ADR)	38,309	3,881
Kingspan Group PLC	37,315	3,483
Ashtead Group PLC	46,227	3,323
Volvo AB, Class B	126,360	3,221
Komatsu, Ltd.	111,700	3,204
Spirax Group PLC	14,435	1,684
IMCD NV	11,600	1,669
		466,434
Information technology 17.33%
SAP SE	289,144	61,005
ASML Holding NV	63,518	58,348
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	254,562	42,206
Keyence Corp.	69,020	30,026
Capgemini SE	140,887	27,961
OBIC Co., Ltd.	148,900	22,676
Tokyo Electron, Ltd.	101,800	20,555
Nomura Research Institute, Ltd.	593,100	18,326
Halma PLC	500,707	17,117
STMicroelectronics NV	471,723	15,671
TDK Corp.	206,600	14,389
Fujitsu, Ltd.	415,100	7,413
Infineon Technologies AG	197,916	6,859
American Funds International Vantage Fund — Page 1 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nemetschek SE	45,692	$4,366
Shopify, Inc., Class A, subordinate voting shares[1]	69,428	4,249
Hamamatsu Photonics KK	125,600	3,621
NICE, Ltd. (ADR)[1]	11,384	2,060
		356,848
Health care 13.01%
Novo Nordisk AS, Class B	629,450	83,404
AstraZeneca PLC	336,476	53,347
EssilorLuxottica SA	147,868	33,759
Daiichi Sankyo Co., Ltd.	811,000	33,007
Genmab AS1	46,708	13,208
Roche Holding AG, nonvoting non-registered shares	33,038	10,701
Innovent Biologics, Inc.[1]	1,893,000	9,406
Terumo Corp.	443,600	7,923
BeiGene, Ltd. (ADR)[1]	46,051	7,671
HOYA Corp.	49,400	6,173
Asahi Intecc Co., Ltd.	292,500	4,672
Straumann Holding AG	35,580	4,592
		267,863
Financials 11.26%
London Stock Exchange Group PLC	348,689	42,492
Skandinaviska Enskilda Banken AB, Class A	1,429,832	21,959
AIA Group, Ltd.	2,824,300	18,824
NatWest Group PLC	3,567,858	16,837
DNB Bank ASA	793,662	16,387
DBS Group Holdings, Ltd.	589,385	16,160
Euronext NV	137,623	13,904
Deutsche Bank AG	853,067	13,323
Hong Kong Exchanges and Clearing, Ltd.	439,400	12,957
Partners Group Holding AG	7,708	10,380
UniCredit SpA	242,469	9,947
Deutsche Boerse AG	39,611	8,110
Hiscox, Ltd.	458,106	7,438
Intact Financial Corp.	32,745	5,951
Bank Central Asia Tbk PT (ADR)[2]	314,011	4,921
Intesa Sanpaolo SpA	945,942	3,836
Resona Holdings, Inc.	517,000	3,751
Banco Bilbao Vizcaya Argentaria, SA	306,777	3,224
Bank of Montreal[2]	16,900	1,425
		231,826
Consumer discretionary 8.87%
Amadeus IT Group SA, Class A, non-registered shares	441,127	29,004
LVMH Moët Hennessy-Louis Vuitton SE	35,183	24,797
Industria de Diseño Textil, SA	485,051	23,504
MercadoLibre, Inc.[1]	12,438	20,758
Hermès International	6,565	14,340
Ferrari NV (EUR denominated)	31,303	12,879
Evolution AB	108,462	10,467
Bridgestone Corp.	223,400	9,178
adidas AG	27,486	6,876
Nitori Holdings Co., Ltd.	45,300	5,407
Sony Group Corp.	39,700	3,532
American Funds International Vantage Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Prosus NV, Class N	97,946	$3,405
Flutter Entertainment PLC[1]	16,735	3,303
Suzuki Motor Corp.	279,900	3,252
InterContinental Hotels Group PLC	32,253	3,248
Stellantis NV	181,526	3,023
B&M European Value Retail SA	478,270	2,882
Kering SA	8,268	2,542
Entain PLC	45,365	334
		182,731
Consumer staples 8.09%
L’Oréal SA, non-registered shares	78,294	33,904
Nestlé SA	275,506	27,967
Anheuser-Busch InBev SA/NV	384,196	22,831
Imperial Brands PLC	636,912	17,579
Danone SA	241,900	15,739
Carlsberg A/S, Class B	121,066	14,639
Uni-Charm Corp.	378,200	12,658
British American Tobacco PLC	254,253	9,019
Unilever PLC	68,484	4,201
Pernod Ricard SA	21,802	2,920
Asahi Group Holdings, Ltd.	76,300	2,820
Reckitt Benckiser Group PLC	45,208	2,426
		166,703
Materials 5.74%
Sika AG	102,764	31,194
Givaudan SA	5,765	28,267
Air Liquide SA	136,915	24,953
Shin-Etsu Chemical Co., Ltd.	436,900	19,520
BHP Group, Ltd. (CDI)	253,950	7,016
Rio Tinto PLC	88,628	5,738
Glencore PLC	278,696	1,543
		118,231
Energy 3.62%
TotalEnergies SE	749,620	50,556
BP PLC	2,545,600	15,013
Cenovus Energy, Inc.	449,631	9,051
		74,620
Communication services 2.84%
Tencent Holdings, Ltd.	407,300	18,806
Koninklijke KPN NV	2,570,064	10,115
NetEase, Inc.	376,300	6,935
Singapore Telecommunications, Ltd.	2,631,400	6,059
Spotify Technology SA1	16,241	5,586
América Móvil, SAB de CV, Class B (ADR)	251,912	4,212
Capcom Co., Ltd.	177,800	3,778
Nintendo Co., Ltd.	52,300	2,905
		58,396
American Funds International Vantage Fund — Page 3 of 7

unaudited
Common stocks (continued) Utilities 1.97%	Shares	Value (000)
Engie SA	1,154,730	$18,149
Iberdrola, SA, non-registered shares	1,015,470	13,397
National Grid PLC	708,268	9,004
		40,550
Total common stocks (cost: $1,357,859,000)		1,964,202
Short-term securities 5.16% Money market investments 5.10%
Capital Group Central Cash Fund 5.32%[3,4]	1,049,165	104,917
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[3,5]	1,244,808	1,245
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[3,5]	9,432	9
		1,254
Total short-term securities (cost: $106,166,000)		106,171
Total investment securities 100.54% (cost: $1,464,025,000)		2,070,373
Other assets less liabilities (0.54)%		(11,042)
Net assets 100.00%		$2,059,331
Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.10%
Money market investments 5.10%
Capital Group Central Cash Fund 5.32%[3]	$181,392	$259,144	$335,617	$5	$(7)	$104,917	$5,049

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,327,000, which represented .06% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
American Funds International Vantage Fund — Page 4 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds International Vantage Fund — Page 5 of 7

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$42,618	$423,816	$—	$466,434
Information technology	48,515	308,333	—	356,848
Health care	7,671	260,192	—	267,863
Financials	12,297	219,529	—	231,826
Consumer discretionary	24,061	158,670	—	182,731
Consumer staples	—	166,703	—	166,703
Materials	—	118,231	—	118,231
Energy	9,051	65,569	—	74,620
Communication services	9,798	48,598	—	58,396
Utilities	—	40,550	—	40,550
Short-term securities	106,171	—	—	106,171
Total	$260,182	$1,810,191	$—	$2,070,373

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
American Funds International Vantage Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-123-0924
American Funds International Vantage Fund — Page 7 of 7